UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00859

MASSACHUSETTS INVESTORS GROWTH STOCK FUND

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: May 31, 2013

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

May 31, 2013

MASSACHUSETTS INVESTORS GROWTH STOCK FUND

MIG-SEM

MASSACHUSETTS INVESTORS GROWTH STOCK FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

With the year almost half over, the global economy continues to grind forward slowly, weighed down by various austerity measures. The U.S. economy remains a steadying force with resilient consumers, who took the payroll tax increase in stride and did not seem fazed by the sequestration’s early impact. The U.S. housing market recovery remains robust. With U.S. consumer sentiment rising to multi-year highs, the country’s economic outlook remains positive, except for an anticipated mid-year sequestration-related slowdown. However, market volatility has been heightened, with renewed expectations of a shift in U.S. Federal Reserve policy and a tapering of its monthly bond-buying program.

Japan has been another bright spot, with signs of a turnaround prompted by “Abenomics,” the stimulus policies of Prime

Minister Shinzo Abe. Consumer and business sentiment have risen, along with prospects for exporters, who gain as a devalued yen means less expensive products overseas and boosted sales. The Japanese stock market advanced more than 30% from January through May. However, doubts remain over whether Abenomics will succeed in lifting Japan out of its long-term deflationary slump. The major deterrent to global growth remains the eurozone’s chronic contraction, which has weighed on that 17-member region. China has seen its factory activity decelerate, which is worrisome news for the country’s trading partners.

As always, managing risk in the face of uncertainty remains a top priority for investors. At MFS®, our uniquely collaborative investment process employs integrated, global research and active risk management. Our global team of investment professionals shares ideas and evaluates opportunities across continents, investment disciplines and asset classes — all with a goal of building better insights, and ultimately better results, for our clients.

We are mindful of the many economic challenges investors face, and believe it is more important than ever to maintain a long-term view and employ time-tested principles, such as asset allocation and diversification. We remain confident that our unique approach can serve investors well as they work with their financial advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

July 17, 2013

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Google, Inc., “A”	4.2%
United Technologies Corp.	3.8%
Danaher Corp.	3.6%
Accenture PLC, “A”	3.2%
Visa, Inc., “A”	3.2%
Procter & Gamble Co.	3.2%
Colgate-Palmolive Co.	3.2%
Thermo Fisher Scientific, Inc.	3.1%
Oracle Corp.	2.8%
EMC Corp.	2.7%

Equity sectors
Technology	18.1%
Industrial Goods & Services	15.5%
Health Care	13.4%
Consumer Staples	13.0%
Leisure	7.9%
Retailing	7.5%
Financial Services	7.4%
Special Products & Services	4.9%
Energy	4.3%
Transportation	3.3%
Basic Materials	2.3%
Autos & Housing	1.0%

Percentages are based on net assets as of 5/31/13.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

December 1, 2012 through May 31, 2013

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period December 1, 2012 through May 31, 2013.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 12/01/12	Ending Account Value 5/31/13	Expenses Paid During Period (p) 12/01/12-5/31/13
A	Actual	0.75%	$1,000.00	$1,142.52	$4.01
	Hypothetical (h)	0.75%	$1,000.00	$1,021.19	$3.78
B	Actual	1.50%	$1,000.00	$1,138.30	$8.00
	Hypothetical (h)	1.50%	$1,000.00	$1,017.45	$7.54
C	Actual	1.50%	$1,000.00	$1,137.96	$8.00
	Hypothetical (h)	1.50%	$1,000.00	$1,017.45	$7.54
I	Actual	0.51%	$1,000.00	$1,143.74	$2.73
	Hypothetical (h)	0.51%	$1,000.00	$1,022.39	$2.57
R1	Actual	1.50%	$1,000.00	$1,137.89	$8.00
	Hypothetical (h)	1.50%	$1,000.00	$1,017.45	$7.54
R2	Actual	1.01%	$1,000.00	$1,140.44	$5.39
	Hypothetical (h)	1.01%	$1,000.00	$1,019.90	$5.09
R3	Actual	0.75%	$1,000.00	$1,142.49	$4.01
	Hypothetical (h)	0.75%	$1,000.00	$1,021.19	$3.78
R4	Actual	0.51%	$1,000.00	$1,143.90	$2.73
	Hypothetical (h)	0.51%	$1,000.00	$1,022.39	$2.57
R5	Actual	0.43%	$1,000.00	$1,144.60	$2.30
	Hypothetical (h)	0.43%	$1,000.00	$1,022.79	$2.17
529A	Actual	0.78%	$1,000.00	$1,142.51	$4.17
	Hypothetical (h)	0.78%	$1,000.00	$1,021.04	$3.93
529B	Actual	1.55%	$1,000.00	$1,137.43	$8.26
	Hypothetical (h)	1.55%	$1,000.00	$1,017.20	$7.80
529C	Actual	1.55%	$1,000.00	$1,137.63	$8.26
	Hypothetical (h)	1.55%	$1,000.00	$1,017.20	$7.80

(h)	5% class return per year before expenses.
(p)	Expenses paid are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS

5/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 98.6%
Issuer	Shares/Par	Value ($)
Aerospace - 5.5%
Precision Castparts Corp.	353,266	$75,570,663
United Technologies Corp.	1,787,128	169,598,447

		$245,169,110
Alcoholic Beverages - 1.2%
Pernod Ricard S.A.	436,789	$52,452,306

Apparel Manufacturers - 3.2%
LVMH Moet Hennessy Louis Vuitton S.A.	505,581	$87,899,620
NIKE, Inc., “B”	934,302	57,609,061

		$145,508,681
Automotive - 1.0%
Johnson Controls, Inc.	1,198,348	$44,770,281

Broadcasting - 5.9%
Discovery Communications, Inc., “A” (a)	489,860	$38,630,360
Omnicom Group, Inc.	329,200	20,453,196
Time Warner, Inc.	1,245,910	72,723,767
Viacom, Inc., “B”	540,880	35,638,583
Walt Disney Co.	1,534,100	96,771,028

		$264,216,934
Brokerage & Asset Managers - 2.9%
Charles Schwab Corp.	1,241,030	$24,646,856
CME Group, Inc.	329,310	22,370,028
Franklin Resources, Inc.	543,045	84,068,796

		$131,085,680
Business Services - 4.9%
Accenture PLC, “A”	1,779,374	$146,104,399
Cognizant Technology Solutions Corp., “A” (a)	363,140	23,477,001
MSCI, Inc., “A” (a)	726,544	25,603,411
Verisk Analytics, Inc., “A” (a)	431,430	25,376,713

		$220,561,524
Chemicals - 0.5%
Monsanto Co.	242,916	$24,447,066

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Computer Software - 4.1%
Autodesk, Inc. (a)	1,532,021	$57,803,152
Oracle Corp.	3,781,061	127,648,619

		$185,451,771
Computer Software - Systems - 5.5%
Apple, Inc.	125,501	$56,435,290
EMC Corp.	4,992,466	123,613,458
International Business Machines Corp.	317,613	66,069,856

		$246,118,604
Consumer Products - 7.0%
Church & Dwight Co., Inc.	451,734	$27,469,945
Colgate-Palmolive Co.	2,453,349	141,901,706
Procter & Gamble Co.	1,869,881	143,532,066

		$312,903,717
Electrical Equipment - 10.0%
Amphenol Corp., “A”	444,590	$34,633,561
Danaher Corp.	2,615,866	161,712,836
Mettler-Toledo International, Inc. (a)	306,295	66,851,947
Sensata Technologies Holding B.V. (a)	2,766,077	97,089,303
W.W. Grainger, Inc.	351,217	90,417,304

		$450,704,951
Electronics - 3.5%
Microchip Technology, Inc.	2,872,521	$104,789,566
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,942,581	54,908,561

		$159,698,127
Energy - Independent - 1.2%
Occidental Petroleum Corp.	564,473	$51,971,029

Food & Beverages - 4.8%
Groupe Danone	1,384,174	$101,678,429
Mead Johnson Nutrition Co., “A”	627,800	50,895,746
PepsiCo, Inc.	793,108	64,059,333

		$216,633,508
Food & Drug Stores - 2.3%
CVS Caremark Corp.	1,814,686	$104,489,620

General Merchandise - 1.2%
Kohl’s Corp.	461,130	$23,706,693
Target Corp.	446,572	31,036,754

		$54,743,447

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Internet - 5.0%
eBay, Inc. (a)	680,235	$36,800,714
Google, Inc., “A” (a)	217,420	189,244,542

		$226,045,256
Medical & Health Technology & Services - 2.9%
Express Scripts Holding Co. (a)	1,769,173	$109,901,027
Patterson Cos., Inc.	543,028	21,221,534

		$131,122,561
Medical Equipment - 7.6%
Becton, Dickinson & Co.	225,620	$22,250,644
DENTSPLY International, Inc.	2,305,573	96,280,728
St. Jude Medical, Inc.	575,160	24,864,167
Thermo Fisher Scientific, Inc.	1,574,743	139,049,807
Waters Corp. (a)	603,860	58,399,301

		$340,844,647
Metals & Mining - 0.4%
Rio Tinto PLC	406,977	$17,559,704

Oil Services - 3.1%
National Oilwell Varco, Inc.	359,543	$25,275,873
Schlumberger Ltd.	1,560,450	113,959,664

		$139,235,537
Other Banks & Diversified Financials - 4.5%
MasterCard, Inc., “A”	98,338	$56,077,245
Visa, Inc., “A”	812,293	144,701,875

		$200,779,120
Pharmaceuticals - 2.9%
Allergan, Inc.	334,635	$33,292,836
Johnson & Johnson	1,130,128	95,134,175
Zoetis, Inc. (l)	77,760	2,488,320

		$130,915,331
Railroad & Shipping - 1.3%
Kuehne & Nagel International AG	506,460	$56,789,163

Restaurants - 2.0%
McDonald’s Corp.	932,455	$90,047,179

Specialty Chemicals - 1.4%
Praxair, Inc.	554,666	$63,414,964

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Specialty Stores - 0.8%
Industria de Diseno Textil S.A.	293,931	$36,431,458

Trucking - 2.0%
Expeditors International of Washington, Inc.	2,277,970	$88,909,169
Total Common Stocks (Identified Cost, $3,542,015,847)		$4,433,020,445

Money Market Funds - 1.4%
MFS Institutional Money Market Portfolio, 0.12%, at Cost and Net Asset Value (v)	60,515,794	$60,515,794

Collateral for Securities Loaned - 0.0%
Morgan Stanley Repurchase Agreement, 0.08%, dated 5/31/13, due 6/03/13, total to be received $1,907,710 (secured by U.S. Treasury and Federal Agency obligations valued at $1,945,858 in an individually traded account), at Cost and Value	$1,907,697	$1,907,697
Total Investments (Identified Cost, $3,604,439,338)		$4,495,443,936

Other Assets, Less Liabilities - 0.0%		1,771,488
Net Assets - 100.0%		$4,497,215,424

(a)	Non-income producing security.
(l)	A portion of this security is on loan.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 5/31/13 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $3,543,923,544)	$4,434,928,142
Underlying affiliated funds, at cost and value	60,515,794
Total investments, at value, including $1,849,888 of securities on loan (identified cost, $3,604,439,338)	$4,495,443,936
Receivables for
Investments sold	99,956,635
Fund shares sold	26,363,085
Interest and dividends	6,484,949
Receivable from distributor	39,234
Other assets	129,974
Total assets	$4,628,417,813
Liabilities
Payables for
Investments purchased	$124,515,906
Fund shares reacquired	2,361,677
Collateral for securities loaned, at value	1,907,697
Payable to affiliates
Investment adviser	84,743
Shareholder servicing costs	1,985,866
Program manager fees	30
Payable for independent Trustees’ compensation	194,971
Accrued expenses and other liabilities	151,499
Total liabilities	$131,202,389
Net assets	$4,497,215,424
Net assets consist of
Paid-in capital	$3,702,836,510
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	891,098,131
Accumulated net realized gain (loss) on investments and foreign currency	(109,576,683)
Undistributed net investment income	12,857,466
Net assets	$4,497,215,424
Shares of beneficial interest outstanding	225,637,966

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$2,832,420,202	140,959,774	$20.09
Class B	100,668,566	5,583,941	18.03
Class C	224,544,859	12,520,480	17.93
Class I	114,380,213	5,571,622	20.53
Class R1	7,531,055	421,231	17.88
Class R2	156,657,903	7,967,991	19.66
Class R3	294,076,940	14,750,259	19.94
Class R4	606,093,964	29,997,884	20.20
Class R5	150,231,804	7,312,251	20.55
Class 529A	7,631,071	383,566	19.90
Class 529B	527,834	29,819	17.70
Class 529C	2,451,013	139,148	17.61

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and 529A, for which the maximum offering prices per share were $21.32 [100 / 94.25 x $20.09] and $21.11 [100 / 94.25 x $19.90], respectively. On sales of $50,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, R5, and 529A.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 5/31/13 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$35,722,798
Interest	297,419
Dividends from underlying affiliated funds	35,858
Foreign taxes withheld	(855,875)
Total investment income	$35,200,200
Expenses
Management fee	$6,813,707
Distribution and service fees	5,627,110
Program manager fees	4,867
Shareholder servicing costs	2,878,468
Administrative services fee	251,399
Independent Trustees’ compensation	43,609
Custodian fee	94,652
Shareholder communications	103,836
Audit and tax fees	30,197
Legal fees	21,406
Miscellaneous	180,453
Total expenses	$16,049,704
Reduction of expenses by investment adviser and/or distributor	(114,667)
Net expenses	$15,935,037
Net investment income	$19,265,163
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$170,343,266
Foreign currency	34,694
Net realized gain (loss) on investments and foreign currency	$170,377,960
Change in unrealized appreciation (depreciation)
Investments	$355,280,227
Translation of assets and liabilities in foreign currencies	23,269
Net unrealized gain (loss) on investments and foreign currency translation	$355,303,496
Net realized and unrealized gain (loss) on investments and foreign currency	$525,681,456
Change in net assets from operations	$544,946,619

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 5/31/13 (unaudited)	Year ended 11/30/12
From operations
Net investment income	$19,265,163	$25,842,341
Net realized gain (loss) on investments and foreign currency	170,377,960	175,490,062
Net unrealized gain (loss) on investments and foreign currency translation	355,303,496	204,029,223
Change in net assets from operations	$544,946,619	$405,361,626
Distributions declared to shareholders
From net investment income	$(32,000,095)	$(15,801,588)
Change in net assets from fund share transactions	$249,907,204	$339,900,499
Total change in net assets	$762,853,728	$729,460,537
Net assets
At beginning of period	3,734,361,696	3,004,901,159
At end of period (including undistributed net investment income of $12,857,466 and $25,592,398, respectively)	$4,497,215,424	$3,734,361,696

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 5/31/13 (unaudited)		Years ended 11/30
Class A			2012	2011	2010	2009	2008

Net asset value, beginning of period	$17.74		$15.80	$14.39	$13.01	$9.60	$15.49
Income (loss) from investment operations
Net investment income (d)	$0.09		$0.14	$0.09	$0.07	$0.06	$0.06
Net realized and unrealized gain (loss) on investments and foreign currency	2.41		1.89	1.39	1.37	3.41	(5.89)
Total from investment operations	$2.50		$2.03	$1.48	$1.44	$3.47	$(5.83)
Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.09)	$(0.07)	$(0.06)	$(0.06)	$(0.06)
Net asset value, end of period (x)	$20.09		$17.74	$15.80	$14.39	$13.01	$9.60
Total return (%) (r)(s)(t)(x)	14.20	(n)	12.95	10.33	11.08	36.44	(37.79)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.76	(a)	0.79	0.82	0.95	0.99	0.93
Expenses after expense reductions (f)	0.75	(a)	0.79	0.82	0.95	0.99	0.93
Net investment income	0.96	(a)(l)	0.82	0.59	0.55	0.53	0.45
Portfolio turnover	15	(n)	33	28	46	58	35
Net assets at end of period (000 omitted)	$2,832,420		$2,506,173	$2,327,953	$2,354,751	$2,345,636	$1,919,938

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/13 (unaudited)		Years ended 11/30
Class B			2012	2011	2010	2009	2008

Net asset value, beginning of period	$15.86		$14.15	$12.92	$11.71	$8.64	$13.98
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02		$0.01	$(0.02)	$(0.01)	$(0.01)	$(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency	2.17		1.70	1.25	1.22	3.08	(5.31)
Total from investment operations	$2.19		$1.71	$1.23	$1.21	$3.07	$(5.34)
Less distributions declared to shareholders
From net investment income	$(0.02)		$—	$—	$—	$—	$—
Net asset value, end of period (x)	$18.03		$15.86	$14.15	$12.92	$11.71	$8.64
Total return (%) (r)(s)(t)(x)	13.83	(n)	12.08	9.52	10.33	35.53	(38.20)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.51	(a)	1.54	1.56	1.60	1.65	1.58
Expenses after expense reductions (f)	1.50	(a)	1.54	1.56	1.60	1.65	1.58
Net investment income (loss)	0.19	(a)(l)	0.05	(0.16)	(0.12)	(0.13)	(0.21)
Portfolio turnover	15	(n)	33	28	46	58	35
Net assets at end of period (000 omitted)	$100,669		$103,780	$126,402	$168,679	$233,635	$295,657

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/13 (unaudited)		Years ended 11/30
Class C			2012	2011	2010	2009	2008

Net asset value, beginning of period	$15.80		$14.09	$12.86	$11.66	$8.60	$13.91
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02		$0.01	$(0.02)	$(0.01)	$(0.01)	$(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency	2.15		1.70	1.25	1.21	3.07	(5.29)
Total from investment operations	$2.17		$1.71	$1.23	$1.20	$3.06	$(5.31)
Less distributions declared to shareholders
From net investment income	$(0.04)		$—	$—	$—	$—	$—
Net asset value, end of period (x)	$17.93		$15.80	$14.09	$12.86	$11.66	$8.60
Total return (%) (r)(s)(t)(x)	13.73	(n)	12.14	9.56	10.29	35.58	(38.17)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.51	(a)	1.54	1.56	1.60	1.64	1.58
Expenses after expense reductions (f)	1.50	(a)	1.54	1.56	1.60	1.64	1.58
Net investment income (loss)	0.20	(a)(l)	0.07	(0.15)	(0.10)	(0.12)	(0.20)
Portfolio turnover	15	(n)	33	28	46	58	35
Net assets at end of period (000 omitted)	$224,545		$203,787	$199,268	$203,860	$213,483	$183,334

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/13 (unaudited)		Years ended 11/30
Class I			2012	2011	2010	2009	2008

Net asset value, beginning of period	$18.14		$16.15	$14.72	$13.30	$9.83	$15.87
Income (loss) from investment operations
Net investment income (d)	$0.12		$0.18	$0.14	$0.13	$0.10	$0.11
Net realized and unrealized gain (loss) on investments and foreign currency	2.46		1.94	1.41	1.39	3.49	(6.04)
Total from investment operations	$2.58		$2.12	$1.55	$1.52	$3.59	$(5.93)
Less distributions declared to shareholders
From net investment income	$(0.19)		$(0.13)	$(0.12)	$(0.10)	$(0.12)	$(0.11)
Net asset value, end of period (x)	$20.53		$18.14	$16.15	$14.72	$13.30	$9.83
Total return (%) (r)(s)(x)	14.37	(n)	13.29	10.60	11.46	36.92	(37.62)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.51	(a)	0.54	0.56	0.60	0.63	0.58
Expenses after expense reductions (f)	0.51	(a)	0.54	0.56	0.60	0.63	0.58
Net investment income	1.20	(a)(l)	1.05	0.87	0.91	0.89	0.81
Portfolio turnover	15	(n)	33	28	46	58	35
Net assets at end of period (000 omitted)	$114,380		$85,219	$93,722	$70,064	$63,052	$37,680

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/13 (unaudited)		Years ended 11/30
Class R1			2012	2011	2010	2009	2008

Net asset value, beginning of period	$15.75		$14.04	$12.83	$11.62	$8.57	$13.92
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02		$0.01	$(0.02)	$(0.01)	$(0.01)	$(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency	2.15		1.70	1.23	1.22	3.06	(5.28)
Total from investment operations	$2.17		$1.71	$1.21	$1.21	$3.05	$(5.31)
Less distributions declared to shareholders
From net investment income	$(0.04)		$—	$—	$0.00 (w)	$—	$(0.04)
Net asset value, end of period (x)	$17.88		$15.75	$14.04	$12.83	$11.62	$8.57
Total return (%) (r)(s)(x)	13.79	(n)	12.18	9.43	10.42	35.59	(38.25)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.51	(a)	1.54	1.56	1.60	1.64	1.61
Expenses after expense reductions (f)	1.50	(a)	1.54	1.56	1.60	1.63	1.61
Net investment income (loss)	0.20	(a)(l)	0.07	(0.15)	(0.10)	(0.12)	(0.23)
Portfolio turnover	15	(n)	33	28	46	58	35
Net assets at end of period (000 omitted)	$7,531		$6,968	$6,594	$6,555	$6,696	$4,891

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/13 (unaudited)		Years ended 11/30
Class R2			2012	2011	2010	2009	2008

Net asset value, beginning of period	$17.36		$15.47	$14.12	$12.77	$9.43	$15.24
Income (loss) from investment operations
Net investment income (d)	$0.07		$0.10	$0.06	$0.06	$0.04	$0.04
Net realized and unrealized gain (loss) on investments and foreign currency	2.35		1.86	1.35	1.33	3.35	(5.79)
Total from investment operations	$2.42		$1.96	$1.41	$1.39	$3.39	$(5.75)
Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.07)	$(0.06)	$(0.04)	$(0.05)	$(0.06)
Net asset value, end of period (x)	$19.66		$17.36	$15.47	$14.12	$12.77	$9.43
Total return (%) (r)(s)(x)	14.04	(n)	12.74	10.04	10.90	36.21	(37.87)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.01	(a)	1.04	1.06	1.10	1.14	1.10
Expenses after expense reductions (f)	1.01	(a)	1.04	1.06	1.10	1.14	1.10
Net investment income	0.72	(a)(l)	0.61	0.38	0.44	0.38	0.29
Portfolio turnover	15	(n)	33	28	46	58	35
Net assets at end of period (000 omitted)	$156,658		$113,177	$62,125	$36,420	$27,249	$23,419

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/13 (unaudited)		Years ended 11/30
Class R3			2012	2011	2010	2009	2008

Net asset value, beginning of period	$17.61		$15.69	$14.32	$12.94	$9.59	$15.47
Income (loss) from investment operations
Net investment income (d)	$0.09		$0.15	$0.09	$0.09	$0.06	$0.07
Net realized and unrealized gain (loss) on investments and foreign currency	2.40		1.87	1.38	1.36	3.39	(5.88)
Total from investment operations	$2.49		$2.02	$1.47	$1.45	$3.45	$(5.81)
Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.10)	$(0.10)	$(0.07)	$(0.10)	$(0.07)
Net asset value, end of period (x)	$19.94		$17.61	$15.69	$14.32	$12.94	$9.59
Total return (%) (r)(s)(x)	14.25	(n)	12.99	10.29	11.25	36.39	(37.74)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.76	(a)	0.79	0.81	0.85	0.89	0.85
Expenses after expense reductions (f)	0.75	(a)	0.79	0.81	0.85	0.89	0.85
Net investment income	0.96	(a)(l)	0.87	0.61	0.70	0.61	0.53
Portfolio turnover	15	(n)	33	28	46	58	35
Net assets at end of period (000 omitted)	$294,077		$226,452	$77,578	$50,795	$30,110	$10,813

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/13 (unaudited)		Years ended 11/30
Class R4			2012	2011	2010	2009	2008

Net asset value, beginning of period	$17.86		$15.90	$14.50	$13.10	$9.68	$15.60
Income (loss) from investment operations
Net investment income (d)	$0.11		$0.20	$0.14	$0.13	$0.09	$0.11
Net realized and unrealized gain (loss) on investments and foreign currency	2.43		1.89	1.38	1.37	3.45	(5.94)
Total from investment operations	$2.54		$2.09	$1.52	$1.50	$3.54	$(5.83)
Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.13)	$(0.12)	$(0.10)	$(0.12)	$(0.09)
Net asset value, end of period (x)	$20.20		$17.86	$15.90	$14.50	$13.10	$9.68
Total return (%) (r)(s)(x)	14.33	(n)	13.31	10.55	11.49	36.98	(37.60)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.51	(a)	0.54	0.56	0.60	0.64	0.59
Expenses after expense reductions (f)	0.51	(a)	0.54	0.56	0.60	0.64	0.59
Net investment income	1.17	(a)(l)	1.19	0.87	0.96	0.88	0.78
Portfolio turnover	15	(n)	33	28	46	58	35
Net assets at end of period (000 omitted)	$606,094		$394,699	$103,881	$61,376	$33,525	$27,798

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/13 (unaudited)		Year ended 11/30/12 (i)
Class R5

Net asset value, beginning of period	$18.15		$16.55
Income (loss) from investment operations
Net investment income (d)	$0.12		$0.30
Net realized and unrealized gain (loss) on investments and foreign currency	2.48		1.30	(g)
Total from investment operations	$2.60		$1.60
Less distributions declared to shareholders
From net investment income	$(0.20)		$—
Net asset value, end of period (x)	$20.55		$18.15
Total return (%) (r)(s)(x)	14.46	(n)	9.67	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.43	(a)	0.43	(a)
Expenses after expense reductions (f)	0.43	(a)	0.43	(a)
Net investment income	1.28	(a)(l)	3.42	(a)(l)
Portfolio turnover	15	(n)	33
Net assets at end of period (000 omitted)	$150,232		$85,242

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/13 (unaudited)		Years ended 11/30
Class 529A			2012	2011	2010	2009	2008

Net asset value, beginning of period	$17.56		$15.64	$14.25	$12.89	$9.46	$15.27
Income (loss) from investment operations
Net investment income (d)	$0.09		$0.13	$0.08	$0.06	$0.05	$0.04
Net realized and unrealized gain (loss) on investments and foreign currency	2.40		1.87	1.37	1.35	3.38	(5.81)
Total from investment operations	$2.49		$2.00	$1.45	$1.41	$3.43	$(5.77)
Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.08)	$(0.06)	$(0.05)	$—	$(0.04)
Net asset value, end of period (x)	$19.90		$17.56	$15.64	$14.25	$12.89	$9.46
Total return (%) (r)(s)(t)(x)	14.25	(n)	12.91	10.23	10.97	36.26	(37.87)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.86	(a)	0.89	0.92	1.05	1.09	1.10
Expenses after expense reductions (f)	0.78	(a)	0.84	0.89	1.05	1.08	1.10
Net investment income	0.92	(a)(l)	0.78	0.52	0.46	0.44	0.31
Portfolio turnover	15	(n)	33	28	46	58	35
Net assets at end of period (000 omitted)	$7,631		$6,345	$5,115	$4,117	$3,657	$2,560

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/13 (unaudited)		Years ended 11/30
Class 529B			2012		2011	2010	2009	2008

Net asset value, beginning of period	$15.59		$13.91		$12.71	$11.53	$8.51	$13.80
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01		$0.00	(w)	$(0.03)	$(0.02)	$(0.02)	$(0.04)
Net realized and unrealized gain (loss) on investments and foreign currency	2.13		1.68		1.23	1.20	3.04	(5.25)
Total from investment operations	$2.14		$1.68		$1.20	$1.18	$3.02	$(5.29)
Less distributions declared to shareholders
From net investment income	$(0.03)		$—		$—	$—	$—	$—
Net asset value, end of period (x)	$17.70		$15.59		$13.91	$12.71	$11.53	$8.51
Total return (%) (r)(s)(t)(x)	13.74	(n)	12.08		9.44	10.23	35.49	(38.33)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.61	(a)	1.64		1.66	1.70	1.74	1.75
Expenses after expense reductions (f)	1.55	(a)	1.59		1.64	1.70	1.74	1.75
Net investment income (loss)	0.16	(a)(l)	0.01		(0.24)	(0.19)	(0.22)	(0.36)
Portfolio turnover	15	(n)	33		28	46	58	35
Net assets at end of period (000 omitted)	$528		$528		$574	$712	$658	$560

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/13 (unaudited)		Years ended 11/30
Class 529C			2012		2011	2010	2009	2008

Net asset value, beginning of period	$15.53		$13.85		$12.66	$11.48	$8.48	$13.74
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01		$0.00	(w)	$(0.03)	$(0.02)	$(0.02)	$(0.04)
Net realized and unrealized gain (loss) on investments and foreign currency	2.11		1.68		1.22	1.20	3.02	(5.22)
Total from investment operations	$2.12		$1.68		$1.19	$1.18	$3.00	$(5.26)
Less distributions declared to shareholders
From net investment income	$(0.04)		$—		$—	$—	$—	$—
Net asset value, end of period (x)	$17.61		$15.53		$13.85	$12.66	$11.48	$8.48
Total return (%) (r)(s)(t)(x)	13.70	(n)	12.13		9.40	10.28	35.38	(38.28)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.60	(a)	1.64		1.66	1.70	1.73	1.75
Expenses after expense reductions (f)	1.55	(a)	1.59		1.64	1.70	1.73	1.75
Net investment income (loss)	0.16	(a)(l)	0.03		(0.22)	(0.18)	(0.21)	(0.36)
Portfolio turnover	15	(n)	33		28	46	58	35
Net assets at end of period (000 omitted)	$2,451		$1,992		$1,689	$1,574	$1,322	$906

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class inception, June 1, 2012, through the stated period end.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower. Excluding the effect of the proceeds from a non-recurring litigation settlement against Tyco International Ltd., the Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, Class R4, Class 529A, Class 529B, and Class 529C total returns for the year ended November 30, 2010 would have been lower by 0.73%, 0.72%, 0.72%, 0.73%, 0.72%, 0.72%, 0.73%, 0.73%, 0.72%, 0.72%, and 0.72%, respectively. Excluding

Financial Highlights – continued

the effect of the proceeds received from a non-recurring administrative proceeding concerning market timing, the Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, Class R4, Class 529A, Class 529B, and Class 529C total returns for the year ended November 30, 2010 would have been lower by 1.14%, 1.13%, 1.13%, 1.14%, 1.13%, 1.14%, 1.14%, 1.14%, 1.14%, 1.13%, and 1.13%, respectively. Excluding the effect of the proceeds received from a non-recurring administrative proceeding concerning market timing, the Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, Class R4, Class 529A, Class 529B, and Class 529C total returns for the year ended November 30, 2011 would have been lower by 0.70%, 0.70%, 0.70%, 0.71%, 0.70%, 0.70%, 0.70%, 0.70%, 0.70%, 0.70%, and 0.70%, respectively.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

Massachusetts Investors Growth Stock Fund (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In January 2013, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) – Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities which is intended to clarify the scope of Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities. Consistent with the effective date for ASU 2011-11, ASU 2013-01 is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions. Although still evaluating the potential impact of these two ASUs to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

In June 2013, FASB issued Accounting Standards Update 2013-08 Financial Services – Investment Companies (Topic 946) – Amendments to the Scope, Measurement, and Disclosure Requirements (“ASU 2013-08”) which is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. ASU 2013-08 sets forth a methodology for determining whether an entity should be characterized as an investment company and prescribes fair value accounting for an investment company’s non-controlling ownership interest in another investment company. FASB has determined that a fund registered under the Investment Company Act of 1940 automatically meets ASU 2013-08’s criteria for an investment company. Although still evaluating the potential impacts of ASU 2013-08 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the

Notes to Financial Statements (unaudited) – continued

market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of

Notes to Financial Statements (unaudited) – continued

input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$4,025,301,203	$—	$—	$4,025,301,203
France	—	242,030,356	—	242,030,356
Switzerland	—	56,789,163	—	56,789,163
Taiwan	54,908,561	—	—	54,908,561
Spain	—	36,431,458	—	36,431,458
United Kingdom	—	17,559,704	—	17,559,704
Short Term Securities	—	1,907,697	—	1,907,697
Mutual Funds	60,515,794	—	—	60,515,794
Total Investments	$4,140,725,558	$354,718,378	$—	$4,495,443,936

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $300,358,374 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Repurchase Agreements – The fund entered into repurchase agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and

Notes to Financial Statements (unaudited) – continued

losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – JPMorgan Chase and Co. (“Chase”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. Chase provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in short-term securities. Collateral for securities loaned is held at carrying value, which approximates fair value. If the collateral for securities loaned was carried at fair value, its fair value would be considered level 2 under the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. For the six months ended May 31, 2013, custody fees were not reduced.

Notes to Financial Statements (unaudited) – continued

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Foreign taxes have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

11/30/12
Ordinary income (including any short-term capital gains)	$15,801,588

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 5/31/13
Cost of investments	$3,606,881,041
Gross appreciation	911,773,002
Gross depreciation	(23,210,107)
Net unrealized appreciation (depreciation)	$888,562,895

As of 11/30/12
Undistributed ordinary income	25,745,754
Capital loss carryforwards	(277,512,940)
Other temporary differences	(85,340)
Net unrealized appreciation (depreciation)	533,284,916

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after November 30, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried

Notes to Financial Statements (unaudited) – continued

forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of November 30, 2012, the fund had capital loss carryforwards available to offset future realized gains. Such pre-enactment losses expire as follows:

11/30/17	$(277,512,940)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 5/31/13	Year ended 11/30/12 (i)
Class A	$21,115,104	$13,255,963
Class B	137,183	—
Class C	457,417	—
Class I	911,858	839,850
Class R1	16,230	—
Class R2	808,038	277,720
Class R3	2,107,313	523,676
Class R4	5,261,282	876,762
Class R5	1,126,737	—
Class 529A	52,515	27,617
Class 529B	977	—
Class 529C	5,441	—
Total	$32,000,095	$15,801,588

(i)	For Class R5, the period is from inception, June 1, 2012, through the stated period end.

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.33% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $120,545 and $2,559 for the six months ended May 31, 2013, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

Notes to Financial Statements (unaudited) – continued

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.24%	$3,328,163
Class B	0.75%	0.25%	1.00%	1.00%	518,451
Class C	0.75%	0.25%	1.00%	1.00%	1,074,447
Class R1	0.75%	0.25%	1.00%	1.00%	36,267
Class R2	0.25%	0.25%	0.50%	0.50%	325,496
Class R3	—	0.25%	0.25%	0.24%	321,805
Class 529A	—	0.25%	0.25%	0.23%	8,732
Class 529B	0.75%	0.25%	1.00%	1.00%	2,629
Class 529C	0.75%	0.25%	1.00%	1.00%	11,120
Total Distribution and Service Fees					$5,627,110

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended May 31, 2013 based on each class’s average daily net assets. Effective January 1, 2013, MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS seed money. For the period January 1, 2013 through May 31, 2013, this rebate amounted to $94,738, $753, $718, $8,682, $766, $8, and $3 for Class A, Class B, Class C, Class R3, Class 529A, Class 529B, and Class 529C, respectively, and is reflected as a reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended May 31, 2013, were as follows:

Amount
Class A	$565
Class B	47,962
Class C	2,251
Class 529B	—
Class 529C	14

Notes to Financial Statements (unaudited) – continued

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.10% of the average daily net assets attributable to each 529 share class. MFD has agreed to waive a portion of this fee in an amount equal to 0.05% of the average daily net assets for each 529 share class. This waiver agreement will expire on March 31, 2014, unless MFD elects to extend the waiver. For the six months ended May 31, 2013, this waiver amounted to $2,434 and is reflected as a reduction of total expenses in the Statement of Operations. The program manager fee incurred for the six months ended May 31, 2013 was equivalent to an annual effective rate of 0.05% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees and waivers for the six months ended May 31, 2013, were as follows:

	Fee	Waiver
Class 529A	$3,492	$1,746
Class 529B	263	132
Class 529C	1,112	556
Total Program Manager Fees and Waivers	$4,867	$2,434

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended May 31, 2013, the fee was $838,690, which equated to 0.0406% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the six months ended May 31, 2013, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $2,039,778.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended May 31, 2013 was equivalent to an annual effective rate of 0.0122% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Notes to Financial Statements (unaudited) – continued

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The DB plan resulted in a pension expense of $3,182 and the Retirement Deferral plan resulted in an expense of $14,975. Both amounts are included in independent Trustees’ compensation for the six months ended May 31, 2013. The liability for deferred retirement benefits payable to certain independent Trustees under both plans amounted to $146,866 at May 31, 2013, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Deferred Trustee Compensation – Under a Deferred Compensation Plan (the “Plan”), independent Trustees previously were allowed to elect to defer receipt of all or a portion of their annual compensation. Effective January 1, 2005, the Board elected to no longer allow Trustees to defer receipt of future compensation under the Plan. Amounts deferred under the Plan are invested in shares of certain MFS Funds selected by the independent Trustees as notional investments. Deferred amounts represent an unsecured obligation of the fund until distributed in accordance with the Plan. Included in “Other assets” and “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities is $47,554 of deferred Trustees’ compensation. There is no current year expense associated with the Plan.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended May 31, 2013, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $14,558 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $6,565, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity.

Notes to Financial Statements (unaudited) – continued

Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

On May 31, 2012, MFS purchased 6,042 shares of Class R5 for an aggregate amount of $100,000.

(4) Portfolio Securities

Purchases and sales of investments, other than short-term obligations, aggregated $839,667,413 and $619,679,748, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 5/31/13		Year ended 11/30/12 (i)
	Shares	Amount	Shares	Amount
Shares sold
Class A	8,953,858	$172,079,800	13,480,699	$225,967,411
Class B	293,255	5,030,976	569,765	8,568,781
Class C	552,853	9,446,529	895,596	13,456,011
Class I	1,275,532	24,558,364	2,103,073	35,390,407
Class R1	45,206	767,869	103,988	1,556,550
Class R2	2,379,356	44,944,997	4,626,495	76,147,560
Class R3	3,432,098	65,057,748	9,835,595	161,479,156
Class R4	9,713,664	180,739,453	18,252,114	311,513,685
Class R5	2,836,769	55,052,626	4,731,548	83,463,843
Class 529A	40,385	764,662	56,450	931,004
Class 529B	1,399	23,697	4,225	62,540
Class 529C	15,210	253,013	26,185	391,717
	29,539,585	$558,719,734	54,685,733	$918,928,665

Shares issued to shareholders in reinvestment of distributions
Class A	976,867	$17,545,115	726,609	$10,935,688
Class B	8,586	137,183	—	—
Class C	21,847	351,307	—	—
Class I	39,055	715,492	38,015	583,906
Class R1	1,013	16,230	—	—
Class R2	42,446	746,625	17,848	263,430
Class R3	118,256	2,107,313	35,052	523,676
Class R4	284,848	5,135,802	56,115	847,896
Class R5	61,470	1,126,737	—	—
Class 529A	2,953	52,510	1,852	27,607
Class 529B	62	977	—	—
Class 529C	344	5,441	—	—
	1,557,747	$27,940,732	875,491	$13,182,203

Notes to Financial Statements (unaudited) – continued

	Six months ended 5/31/13		Year ended 11/30/12 (i)
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(10,243,983)	$(193,525,489)	(20,319,651)	$(342,079,350)
Class B	(1,259,556)	(21,615,985)	(2,963,150)	(44,559,994)
Class C	(955,438)	(16,201,587)	(2,141,203)	(32,303,636)
Class I	(440,333)	(8,533,206)	(3,245,183)	(54,386,760)
Class R1	(67,458)	(1,141,761)	(131,033)	(1,983,105)
Class R2	(974,628)	(18,285,328)	(2,139,105)	(35,926,860)
Class R3	(1,657,655)	(31,203,387)	(1,956,785)	(32,936,883)
Class R4	(2,100,208)	(40,221,425)	(2,740,628)	(46,531,245)
Class R5	(281,505)	(5,461,415)	(36,031)	(636,878)
Class 529A	(21,013)	(394,162)	(24,111)	(403,968)
Class 529B	(5,505)	(91,932)	(11,632)	(168,231)
Class 529C	(4,696)	(77,585)	(19,855)	(293,459)
	(18,011,978)	$(336,753,262)	(35,728,367)	$(592,210,369)

Net change
Class A	(313,258)	$(3,900,574)	(6,112,343)	$(105,176,251)
Class B	(957,715)	(16,447,826)	(2,393,385)	(35,991,213)
Class C	(380,738)	(6,403,751)	(1,245,607)	(18,847,625)
Class I	874,254	16,740,650	(1,104,095)	(18,412,447)
Class R1	(21,239)	(357,662)	(27,045)	(426,555)
Class R2	1,447,174	27,406,294	2,505,238	40,484,130
Class R3	1,892,699	35,961,674	7,913,862	129,065,949
Class R4	7,898,304	145,653,830	15,567,601	265,830,336
Class R5	2,616,734	50,717,948	4,695,517	82,826,965
Class 529A	22,325	423,010	34,191	554,643
Class 529B	(4,044)	(67,258)	(7,407)	(105,691)
Class 529C	10,858	180,869	6,330	98,258
	13,085,354	$249,907,204	19,832,857	$339,900,499

(i)	For Class R5, the period is from inception, June 1, 2012, through the stated period end.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an

Notes to Financial Statements (unaudited) – continued

agreed upon spread. For the six months ended May 31, 2013, the fund’s commitment fee and interest expense were $10,620 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	39,779,702	383,781,929	(363,045,837)	60,515,794

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$35,858	$60,515,794

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2012 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MASSACHUSETTS INVESTORS GROWTH STOCK FUND

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: July 17, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: July 17, 2013

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 17, 2013

*	Print name and title of each signing officer under his or her signature.